Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents at banks and on hand	$ 302	$ 479
Cash equivalents with original maturity of less than three months	170	195
Cash and cash equivalents, as presented in the consolidated statement of cash flows	$ 472	$ 674	[1]	$ 511	$ 425

[1]	prior period comparatives have been reclassified to conform with the current period presentation